Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	8,675,000	8,549,493
Series 2020-2 Class D
05/13/2026	5.650%	2,000,000	1,999,353
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.669%	4,000,000	3,834,228
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	3,250,000	3,213,790
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	883,828	885,188
Series 2019-A Class B
12/15/2022	3.800%	2,925,000	2,816,583
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	9,860,743
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,414,672
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	9,966,304
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.919%	10,800,000	10,446,322
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	2.275%	8,550,000	8,334,335
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	2.639%	5,000,000	4,642,620
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.585%	8,000,000	7,612,968
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	2.385%	8,000,000	7,731,144
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust
Series 2020-2 Class B
08/15/2025	2.900%	2,000,000	2,010,906
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	2,913,350
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	150,442	149,076
Series 2019-A Class A
10/16/2023	3.400%	614,037	601,891
Series 2019-B Class A
06/17/2024	2.660%	1,113,530	1,088,554
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	2,459,588	2,439,957
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	4,500,000	4,285,735
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	1,173,157	1,176,847
Series 2018-P2 Class B
10/15/2025	4.100%	1,300,000	1,263,630
Dell Equipment Finance Trust(a)
Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,252,396
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	3,700,000	3,730,724
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	658,584
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.769%	3,025,000	2,879,186
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	3,000,000	3,093,999
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	2,950,000	2,975,546
Subordinated Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	4,860,238
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	8,000,000	8,048,401
Columbia Short Term Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,408,512
Ford Credit Auto Owner Trust
Subordinated Series 2020-A Class B
09/15/2025	2.050%	7,250,000	7,247,317
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,485,051	2,507,911
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	9,750,000	9,872,924
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	1,138,507	1,138,114
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.585%	5,500,000	5,398,277
Kubota Credit Owner Trust(a)
Series 2020-1A Class A3
03/15/2024	1.960%	3,000,000	3,007,644
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.019%	5,550,000	5,381,768
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	2.319%	6,875,000	6,696,484
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	880,875	888,345
Series 2019-1A Class A
04/16/2029	3.440%	1,127,158	1,116,538
Series 2019-1A Class B
04/16/2029	3.940%	750,000	719,663
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	4,972,966
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,618,617
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.985%	11,200,000	10,783,696
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,934,784	1,927,618
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	339,230	337,475
Series 2019-1A Class B
04/15/2025	4.030%	945,000	926,766
Series 2019-2A Class B
09/15/2025	3.690%	3,300,000	3,256,247
Series 2019-3A Class B
07/15/2025	3.590%	3,250,000	3,190,712
Series 2019-4A Class B
02/17/2026	3.200%	5,750,000	5,468,730
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	2.869%	9,250,000	8,915,363
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.619%	10,000,000	9,692,360
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,812,365
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,788,583	1,778,429
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,594,664	1,584,729
Series 2016-3A Class A
10/20/2033	2.430%	1,282,526	1,269,818
Series 2018-3A Class A
09/20/2035	3.690%	805,565	809,904
SoFi Consumer Loan Program LLC(a),(c)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	3,350,000	3,378,913
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	3,025,000	2,981,385
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	435,422	436,247
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	3,929,989	3,964,000
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,325,000	5,334,868

2	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,569,686
Total Asset-Backed Securities — Non-Agency (Cost $258,682,037)			254,131,154

Commercial Mortgage-Backed Securities - Non-Agency 10.2%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.635%	9,100,000	7,539,375
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.535%	11,500,000	9,617,185
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.435%	3,650,000	3,158,168
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.685%	1,975,000	1,672,813
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.435%	13,500,000	12,758,084
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.284%	5,950,000	5,886,042
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.435%	3,391,672	3,287,284
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.771%	2,180,000	2,012,360
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.071%	1,931,000	1,744,184
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.210%	5,900,000	4,956,217
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.485%	3,900,000	3,768,524
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.085%	3,426,744	3,361,881
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.885%	8,947,254	8,784,733
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	3,675,000	3,200,767
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,892,523	12,265,453
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	969,426
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,941,585
Series 2020-SFR2 Class A
06/18/2037	2.078%	1,200,000	1,237,531
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	302,684
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	364,271
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.335%	684,620	648,309
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.935%	16,055,000	15,174,276

Columbia Short Term Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.275%	1,600,000	1,292,294
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $113,473,638)			105,943,446

Corporate Bonds & Notes 38.7%

Aerospace & Defense 1.4%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,000,000	3,317,901
General Dynamics Corp.
04/01/2025	3.250%	3,000,000	3,332,762
L3Harris Technologies, Inc.
02/15/2021	4.950%	3,000,000	3,041,116
Northrop Grumman Corp.
08/01/2023	3.250%	4,000,000	4,303,174
TransDigm, Inc.
07/15/2024	6.500%	434,000	414,795
05/15/2025	6.500%	289,000	270,574
TransDigm, Inc.(a)
12/15/2025	8.000%	180,000	189,070
Total			14,869,392
Automotive 0.2%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	302,000	303,272
Clarios Global LP(a)
05/15/2025	6.750%	271,000	282,059
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,100,000	1,110,908
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	80,000	78,722
Total			1,774,961
Banking 9.1%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	362,106
American Express Co.
08/01/2022	2.500%	4,000,000	4,146,693
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	2,650,000	2,719,373
Bank of America Corp.
01/11/2023	3.300%	6,585,000	7,023,775
Bank of Montreal
11/01/2022	2.050%	3,050,000	3,150,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
01/27/2023	1.850%	3,205,000	3,305,644
Bank of Nova Scotia (The)
02/01/2023	1.950%	3,000,000	3,090,648
BB&T Corp.
06/20/2022	3.050%	3,010,000	3,151,934
Capital One Financial Corp.
01/29/2024	3.900%	4,000,000	4,353,131
CIT Group, Inc.
08/01/2023	5.000%	298,000	303,781
Citigroup, Inc.
10/27/2022	2.700%	6,000,000	6,255,739
Discover Bank
09/12/2024	2.450%	3,000,000	3,144,658
Goldman Sachs Group, Inc. (The)
01/24/2022	5.750%	6,000,000	6,472,276
HSBC Holdings PLC
03/30/2022	4.000%	5,000,000	5,280,358
ING Bank NV(a)
06/09/2021	5.000%	2,000,000	2,085,195
JPMorgan Chase & Co.(d)
06/01/2024	1.514%	7,605,000	7,731,652
Lloyds Bank PLC
08/14/2022	2.250%	2,250,000	2,325,849
Morgan Stanley(d)
04/28/2026	2.188%	5,000,000	5,210,822
PNC Bank NA
02/23/2025	2.950%	3,450,000	3,754,150
Toronto-Dominion Bank (The)
06/12/2025	1.150%	4,500,000	4,555,276
UBS AG(a)
04/21/2022	1.750%	3,000,000	3,055,910
US Bank NA
01/21/2025	2.050%	2,500,000	2,642,030
Wells Fargo & Co.(d)
10/30/2025	2.406%	6,500,000	6,764,874
Westpac Banking Corp.
01/11/2022	2.800%	3,000,000	3,103,377
Total			93,990,043
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
05/15/2025	7.000%	39,000	40,950
Building Materials 0.0%
James Hardie International Finance DAC(a)
01/15/2025	4.750%	458,000	465,985

4	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	311,000	320,636
05/01/2025	5.375%	1,000,000	1,026,900
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	4,000,000	4,424,894
Comcast Corp.
04/15/2024	3.700%	3,300,000	3,654,684
CSC Holdings LLC
11/15/2021	6.750%	160,000	167,898
CSC Holdings LLC(a)
07/15/2023	5.375%	1,070,000	1,085,063
DISH DBS Corp.
06/01/2021	6.750%	151,000	153,826
07/15/2022	5.875%	155,000	157,828
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	289,664
05/15/2023	4.625%	44,000	44,340
07/15/2024	4.625%	457,000	468,376
04/15/2025	5.375%	77,000	79,118
Total			11,873,227
Chemicals 0.9%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	526,000	532,428
Chemours Co. (The)
05/15/2023	6.625%	176,000	168,462
DowDuPont, Inc.
11/15/2023	4.205%	2,500,000	2,741,761
INEOS Group Holdings SA(a)
08/01/2024	5.625%	468,000	453,266
LyondellBasell Industries NV
04/15/2024	5.750%	3,650,000	4,191,609
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	206,000	208,263
PQ Corp.(a)
11/15/2022	6.750%	428,000	435,938
12/15/2025	5.750%	106,000	107,102
WR Grace & Co.(a)
10/01/2021	5.125%	235,000	247,779
Total			9,086,608
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
02/26/2022	2.950%	2,000,000	2,080,641
John Deere Capital Corp.
07/05/2023	0.700%	1,200,000	1,203,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	343,000	352,605
United Rentals North America, Inc.
07/15/2025	5.500%	218,000	223,608
Total			3,860,002
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/2022	3.500%	278,000	276,710
ADT Security Corp. (The)
10/15/2021	6.250%	231,000	238,184
APX Group, Inc.
12/01/2022	7.875%	228,000	226,757
Expedia Group, Inc.(a)
05/01/2025	6.250%	20,000	21,248
05/01/2025	7.000%	10,000	10,473
Mobile Mini, Inc.
07/01/2024	5.875%	187,000	192,494
Service Corp International
05/15/2024	5.375%	187,000	190,654
Total			1,156,520
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a),(e)
07/15/2025	6.750%	93,000	96,832
Energizer Holdings, Inc.(a)
06/15/2025	5.500%	164,000	169,019
Newell Brands, Inc.
06/01/2025	4.875%	139,000	145,430
Total			411,281
Diversified Manufacturing 0.7%
Carrier Global Corp.(a)
02/15/2025	2.242%	3,500,000	3,585,552
CFX Escrow Corp.(a)
02/15/2024	6.000%	313,000	322,848
Honeywell International, Inc.
06/01/2025	1.350%	2,253,000	2,308,908
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	419,573
06/15/2024	5.375%	229,000	229,070
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	193,000	203,472
Total			7,069,423
Electric 3.3%
American Electric Power Co., Inc.
11/13/2020	2.150%	2,000,000	2,012,294

Columbia Short Term Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
02/01/2024	5.500%	306,000	306,658
Clearway Energy Operating LLC
10/15/2025	5.750%	133,000	137,950
Dominion Resources, Inc.
01/15/2022	2.750%	3,000,000	3,092,552
DTE Energy Co.
06/01/2024	3.500%	1,378,000	1,485,802
10/01/2024	2.529%	1,737,000	1,828,507
Exelon Corp.
04/15/2021	2.450%	2,686,000	2,722,274
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	3,030,938
NextEra Energy Capital Holdings, Inc.
04/01/2022	2.900%	3,000,000	3,120,064
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	681,000	685,384
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	220,000	221,227
Pinnacle West Capital Corp.
06/15/2025	1.300%	4,000,000	4,048,966
PPL Capital Funding, Inc.
05/15/2026	3.100%	3,000,000	3,247,621
Progress Energy, Inc.
04/01/2022	3.150%	2,000,000	2,075,479
Southern Co. (The)
07/01/2026	3.250%	3,000,000	3,333,875
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	604,000	612,076
WEC Energy Group, Inc.
06/15/2021	3.375%	2,000,000	2,056,328
Total			34,017,995
Environmental 0.0%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	310,000	312,395
Finance Companies 0.8%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	100,000	89,880
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	5,500,000	5,734,088
Navient Corp.
10/26/2020	5.000%	311,000	309,939
07/26/2021	6.625%	313,000	306,741
01/25/2022	7.250%	267,000	268,070
01/25/2023	5.500%	318,000	305,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(a)
05/01/2025	5.750%	460,000	470,522
Springleaf Finance Corp.
05/15/2022	6.125%	431,000	439,197
Total			7,923,831
Food and Beverage 2.2%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	4,500,000	5,101,484
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	43,367
Bacardi Ltd.(a)
05/15/2025	4.450%	3,000,000	3,301,576
ConAgra Foods, Inc.
01/25/2023	3.200%	3,000,000	3,171,106
Cott Holdings, Inc.(a)
04/01/2025	5.500%	620,000	624,311
Diageo Capital PLC
09/29/2025	1.375%	3,000,000	3,053,760
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	1,444,000	1,542,585
Mondelez International, Inc.
05/04/2025	1.500%	2,500,000	2,546,442
PepsiCo, Inc.
05/01/2023	0.750%	2,645,000	2,664,623
Performance Food Group, Inc.(a)
05/01/2025	6.875%	257,000	268,109
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	562,000	560,298
Treehouse Foods, Inc.(a)
02/15/2024	6.000%	90,000	92,048
Total			22,969,709
Gaming 0.4%
Colt Merger Sub, Inc.(a),(e)
07/01/2025	5.750%	144,000	144,765
07/01/2025	6.250%	202,000	201,306
Eldorado Resorts, Inc.
08/01/2023	7.000%	466,000	472,990
04/01/2025	6.000%	135,000	141,129
International Game Technology PLC(a)
02/15/2022	6.250%	358,000	361,564
02/15/2025	6.500%	203,000	207,385
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	529,010
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	139,000	136,366

6	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
03/15/2023	6.000%	364,000	367,155
Scientific Games International, Inc.(a)
10/15/2025	5.000%	330,000	306,004
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	354,581
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	316,301
03/01/2025	5.500%	219,000	201,227
Total			3,739,783
Health Care 1.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	97,000	97,019
02/15/2023	5.625%	468,000	468,030
03/01/2024	6.500%	42,000	42,700
AMN Healthcare, Inc.(a)
10/01/2024	5.125%	134,000	133,934
Avantor, Inc.(a)
10/01/2024	6.000%	749,000	780,756
Becton Dickinson and Co.
06/06/2022	2.894%	3,000,000	3,105,459
Cardinal Health, Inc.
09/15/2025	3.750%	2,500,000	2,794,191
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	616,000	608,179
Cigna Corp.(a)
07/15/2023	3.000%	4,000,000	4,226,665
HCA, Inc.
02/01/2025	5.375%	176,000	188,364
HealthSouth Corp.
11/01/2024	5.750%	257,000	256,877
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	140,000	144,761
Hologic, Inc.(a)
10/15/2025	4.375%	61,000	61,698
McKesson Corp.
03/15/2023	2.850%	2,001,000	2,093,398
Tenet Healthcare Corp.
07/15/2024	4.625%	924,000	905,050
05/01/2025	5.125%	367,000	354,631
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	273,000	269,552
Total			16,531,264
Healthcare Insurance 0.9%
Aetna, Inc.
06/15/2023	2.800%	3,500,000	3,683,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
01/15/2025	2.375%	2,500,000	2,649,764
Centene Corp.
05/15/2022	4.750%	138,000	139,946
01/15/2025	4.750%	515,000	526,675
01/15/2025	4.750%	156,000	159,662
Centene Corp.(a)
04/01/2025	5.250%	191,000	196,559
UnitedHealth Group, Inc.
02/15/2023	2.750%	2,100,000	2,213,202
Total			9,569,073
Home Construction 0.1%
Lennar Corp.
01/15/2022	4.125%	284,000	287,911
11/15/2024	5.875%	197,000	215,232
Meritage Homes Corp.
04/01/2022	7.000%	121,000	128,108
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	388,079
03/01/2024	5.625%	81,000	83,700
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	158,983
Total			1,262,013
Independent Energy 0.6%
Canadian Natural Resources Ltd.
02/01/2025	3.900%	3,000,000	3,219,900
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	44,000	16,739
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	153,000	154,186
Murphy Oil Corp.
08/15/2024	6.875%	162,000	151,668
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	275,000	267,537
Range Resources Corp.
08/15/2022	5.000%	146,000	132,972
Woodside Finance Ltd.(a)
05/10/2021	4.600%	2,000,000	2,037,609
WPX Energy, Inc.
09/15/2024	5.250%	714,000	705,692
Total			6,686,303
Integrated Energy 0.4%
BP Capital Markets PLC
11/01/2021	3.561%	2,000,000	2,076,655

Columbia Short Term Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cenovus Energy, Inc.
08/15/2022	3.000%	1,629,000	1,581,719
Total			3,658,374
Leisure 0.2%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	167,000	174,935
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	393,000	372,027
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	150,000	150,614
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	201,577
06/01/2023	4.875%	204,000	176,667
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	546,000	491,722
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	282,000	172,414
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	605,000	541,323
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	53,000	55,017
Vail Resorts, Inc.(a)
05/15/2025	6.250%	149,000	155,847
Total			2,492,143
Life Insurance 1.7%
American International Group, Inc.
04/01/2026	3.900%	3,500,000	3,947,548
Five Corners Funding Trust(a)
11/15/2023	4.419%	3,000,000	3,341,761
Metropolitan Life Global Funding I(a),(e)
07/02/2025	0.950%	3,500,000	3,496,406
Principal Life Global Funding II(a)
06/23/2025	1.250%	3,315,000	3,327,611
Voya Financial, Inc.
07/15/2024	3.125%	3,000,000	3,201,588
Total			17,314,914
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	136,000	131,549
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	53,000	52,778
Total			184,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.8%
Discovery Communications LLC
06/15/2025	3.950%	3,500,000	3,850,598
Lamar Media Corp.
05/01/2023	5.000%	193,000	194,056
Netflix, Inc.
02/15/2022	5.500%	160,000	167,339
03/01/2024	5.750%	197,000	214,730
Nexstar Broadcasting, Inc.(a)
08/01/2024	5.625%	156,000	158,028
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	436,000	437,293
RELX Capital, Inc.
03/16/2023	3.500%	2,890,000	3,078,849
Total			8,100,893
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	403,000	413,387
Constellium NV(a)
05/15/2024	5.750%	518,000	515,738
03/01/2025	6.625%	305,000	309,553
Freeport-McMoRan, Inc.
03/01/2022	3.550%	89,000	89,077
03/15/2023	3.875%	554,000	553,879
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	455,000	448,589
Steel Dynamics, Inc.
04/15/2023	5.250%	276,000	278,415
10/01/2024	5.500%	272,000	279,480
Total			2,888,118
Midstream 2.4%
Buckeye Partners LP
07/01/2023	4.150%	114,000	111,048
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	238,023
Cheniere Energy Partners LP
10/01/2025	5.250%	148,000	147,476
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	502,384
Enterprise Products Operating LLC
02/15/2022	4.050%	3,000,000	3,167,640
EQM Midstream Partners LP(a)
07/01/2025	6.000%	181,000	183,315
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	3,000,000	3,258,740

8	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
05/01/2024	6.375%	12,000	12,405
12/01/2024	4.875%	3,000,000	3,327,912
01/15/2025	5.250%	272,000	282,821
NGPL PipeCo LLC(a)
08/15/2022	4.375%	182,000	187,555
NuStar Logistics LP
09/01/2020	4.800%	330,000	329,536
02/01/2022	4.750%	492,000	481,209
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	4,000,000	4,094,613
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	79,051
Sunoco LP/Finance Corp.
01/15/2023	4.875%	529,000	526,925
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	436,000	403,543
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,075,000	1,026,981
03/15/2024	6.750%	412,000	414,503
02/01/2025	5.125%	81,000	77,886
Western Midstream Operating LP
02/01/2025	3.100%	1,998,000	1,900,387
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,000,000	4,229,608
Total			24,983,561
Natural Gas 0.7%
NiSource, Inc.
11/17/2022	2.650%	3,500,000	3,654,834
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	0.763%	3,192,000	3,198,385
Total			6,853,219
Oil Field Services 0.0%
Nabors Industries, Inc.
09/15/2021	4.625%	28,000	21,579
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	116,900	101,555
Total			123,134
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	153,000	158,348
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	264,000	253,160
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Property Trust, Inc.
02/01/2021	3.625%	414,000	407,658
Total			660,818
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	331,000	338,931
Berry Global, Inc.
05/15/2022	5.500%	141,000	141,175
07/15/2023	5.125%	690,000	694,110
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	388,343
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	47,000	47,126
Reynolds Group Issuer, Inc./LLC(a),(b)
3-month USD LIBOR + 3.500% Floor 3.500% 07/15/2021	4.719%	242,000	240,324
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	745,000	748,681
07/15/2024	7.000%	270,000	271,182
Total			2,869,872
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	166,000	168,032
Pharmaceuticals 1.0%
AbbVie, Inc.
05/14/2026	3.200%	4,000,000	4,395,982
Amgen, Inc.
05/11/2022	2.650%	3,000,000	3,114,662
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	50,000	50,000
03/15/2024	7.000%	827,000	857,610
04/15/2025	6.125%	246,000	249,246
Bristol-Myers Squibb Co.(a)
07/26/2024	2.900%	1,940,000	2,095,075
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	57,000	57,957
Total			10,820,532
Property & Casualty 0.6%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	2,460,000	2,706,922
Loews Corp.
05/15/2023	2.625%	3,144,000	3,319,610
Total			6,026,532

Columbia Short Term Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
CSX Corp.
06/01/2021	4.250%	3,000,000	3,076,109
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	128,000	128,093
IRB Holding Corp.(a)
06/15/2025	7.000%	299,000	307,921
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%	663,000	675,462
Total			1,111,476
Retail REIT 0.6%
Kimco Realty Corp.
03/01/2024	2.700%	3,183,000	3,264,246
Simon Property Group LP
09/13/2024	2.000%	2,500,000	2,555,210
Total			5,819,456
Retailers 0.4%
Group 1 Automotive, Inc.
06/01/2022	5.000%	373,000	372,079
Lowe’s Companies, Inc.
04/15/2022	3.120%	3,000,000	3,119,101
Penske Automotive Group, Inc.
10/01/2022	5.750%	544,000	546,036
Total			4,037,216
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
06/15/2024	6.625%	419,000	432,255
03/15/2025	5.750%	540,000	551,555
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	187,329
Total			1,171,139
Technology 2.0%
Broadcom, Inc.(a)
11/15/2025	3.150%	4,000,000	4,257,961
Cisco Systems, Inc.
09/20/2021	1.850%	2,000,000	2,034,723
CommScope Finance LLC(a)
03/01/2024	5.500%	339,000	343,236
CommScope, Inc.(a)
06/15/2021	5.000%	23,000	23,000
Gartner, Inc.(a)
04/01/2025	5.125%	497,000	508,816
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IBM Credit LLC
02/06/2023	3.000%	2,000,000	2,122,299
Intel Corp.
03/25/2025	3.400%	2,500,000	2,804,942
Iron Mountain, Inc.
08/15/2024	5.750%	230,000	232,203
Microchip Technology, Inc.(a)
09/01/2025	4.250%	274,000	275,275
NCR Corp.
07/15/2022	5.000%	230,000	229,535
12/15/2023	6.375%	301,000	306,236
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,070,000	3,214,719
Oracle Corp.
04/01/2025	2.500%	4,000,000	4,288,204
PTC, Inc.(a)
02/15/2025	3.625%	115,000	114,030
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	155,000	158,884
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	215,000	220,987
Total			21,135,050
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	20,000	16,452
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	3,000,000	3,079,441
Hertz Corp. (The)(a),(f)
06/01/2022	0.000%	142,000	107,079
XPO Logistics, Inc.(a)
06/15/2022	6.500%	266,000	266,331
Total			3,469,303
Wireless 1.0%
American Tower Corp.
09/15/2025	1.300%	3,435,000	3,445,583
SBA Communications Corp.
10/01/2022	4.000%	532,000	537,372
09/01/2024	4.875%	126,000	128,989
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	268,853
Sprint Corp.
09/15/2023	7.875%	755,000	851,192
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	757,000	773,404

10	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	4,000,000	4,001,311
Total			10,006,704
Wirelines 1.6%
AT&T, Inc.
06/01/2027	2.300%	5,400,000	5,592,374
CenturyLink, Inc.
06/15/2021	6.450%	924,000	944,878
03/15/2022	5.800%	195,000	200,365
Level 3 Financing, Inc.
08/15/2022	5.375%	217,000	217,144
01/15/2024	5.375%	84,000	84,678
Orange SA
09/14/2021	4.125%	2,810,000	2,934,405
Telefonica Emisiones SAU
04/27/2023	4.570%	3,000,000	3,290,379
Verizon Communications, Inc.
03/15/2022	2.946%	3,000,000	3,127,506
Total			16,391,729
Total Corporate Bonds & Notes (Cost $389,804,953)			401,131,757

Foreign Government Obligations(g) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	433,000	416,507
United States 0.0%
Morocco Government AID Bond(b),(h),(i)
6-month USD LIBOR + 0.000% 05/01/2023	0.438%	255,000	250,792
Total Foreign Government Obligations (Cost $687,924)			667,299

Residential Mortgage-Backed Securities - Agency 8.4%

Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	64,546	67,856
01/01/2023- 10/01/2024	4.500%	42,350	44,968
03/01/2025- 04/01/2026	4.000%	29,173	30,871
11/01/2025- 07/01/2026	3.500%	9,467	9,955
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.661% 03/01/2034	3.705%	130,297	131,049
12-month USD LIBOR + 1.735% Cap 10.820% 07/01/2036	4.485%	2,702	2,714
12-month USD LIBOR + 1.709% Cap 11.047% 08/01/2036	3.646%	32,787	34,475
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	3.730%	15,388	15,485
Federal National Mortgage Association
03/01/2023	5.000%	1,291	1,356
03/01/2024- 06/01/2026	4.000%	33,941	35,908
12/01/2025- 09/01/2026	3.500%	9,274	9,754
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	2.538%	23,467	23,668
12-month USD LIBOR + 1.485% Floor 1.485%, Cap 11.860% 09/01/2037	3.735%	11,889	11,840
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.345%	6,323	6,449
Federal National Mortgage Association(j)
CMO Series G-15 Class A
06/25/2021	0.000%	7	7
Government National Mortgage Association
09/20/2021	6.000%	5,695	5,732
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.000%	14,988	15,651
Uniform Mortgage-Backed Security TBA(e)
07/16/2035	2.500%	26,500,000	27,744,258
07/16/2035	3.000%	10,000,000	10,510,937
07/16/2035	3.500%	46,000,000	48,330,547
Total Residential Mortgage-Backed Securities - Agency (Cost $87,414,763)			87,033,480

Residential Mortgage-Backed Securities - Non-Agency 23.4%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.665%	14,774	14,599

Columbia Short Term Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	2,149,770	2,169,926
CMO Series 2019-2 Class A3
03/25/2049	3.833%	2,660,229	2,719,358
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	211,097	211,168
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	5,812,768	5,951,133
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	912,274	909,503
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,755,630	1,798,214
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.485%	222,526	221,604
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.247%	8,294,054	8,099,835
Cityscape Home Equity Loan Trust(f),(h),(i)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	2,310,838	2,332,362
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	2,986,079	3,013,368
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A2
10/26/2048	3.763%	1,377,785	1,388,274
CMO Series 2018-3 Class A3
10/26/2048	3.865%	1,308,895	1,298,710
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	9,267,197	9,835,182
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	6,207,603	6,335,081
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	1,163,909	1,165,022
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class A3
04/25/2059	3.763%	3,586,372	3,579,476
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	5,895,239	6,006,399
CMO Series 2019-1 Class A3
06/25/2059	3.241%	5,450,321	5,556,811
GCAT LLC(a),(c)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	1,358,320	1,323,500
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	1,980,565
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-2 Class A1
11/25/2058	3.985%	6,212,827	6,410,135
CMO Series 2019-1 Class A3
01/25/2059	3.606%	3,464,842	3,437,769
CMO Series 2019-2 Class A3
09/25/2059	3.007%	2,846,315	2,822,870
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	3,417,055	3,528,978
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	3,359,891	3,335,385
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	5,321,011	5,264,306
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	1,616,930	1,656,370
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	3,017,074	3,064,891
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,782,422	2,755,753
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.585%	100,817	100,817
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	7,924,258	7,986,769
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	4,152,986	4,184,671

12	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	847,969	848,521
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	4,313,448	4,310,056
CMO Series 2020-1A Class A1
02/25/2025	2.981%	4,270,054	4,229,590
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.118%	2,125,000	2,101,078
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	8,081,821	8,314,424
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,403,060	3,403,056
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	3,355,570	3,354,309
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,647,310	2,647,239
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	7,224,170	7,400,121
CMO Series 2019-1 Class A3
06/25/2049	3.299%	3,537,594	3,502,644
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	3,660,924	3,711,400
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	1,735,297	1,702,506
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,345,030
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	8,169,342	8,154,944
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	3,279,803	3,258,983
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	9,515,239	9,422,272
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	5,775,993	5,751,120
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	4,120,127	4,080,480
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	4,632,689	4,627,453
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	7,670,074	7,596,192
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	2,793,227	2,771,260
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	594,217	593,164
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,547,747	3,532,612
CMO Series 2019-1 Class A3
02/25/2059	4.040%	3,459,053	3,438,105
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,480,277
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	2,449,384	2,476,899
CMO Series 2020-2 Class A1
05/25/2060	2.226%	3,415,050	3,418,775
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	8,910,873	8,986,218
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,993,863	2,935,450
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $242,385,430)			242,852,983

U.S. Treasury Obligations 1.0%

U.S. Treasury
11/30/2021	1.750%	9,825,000	10,044,911
Total U.S. Treasury Obligations (Cost $10,015,722)			10,044,911

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(k),(l)	21,561,553	21,561,553
Total Money Market Funds (Cost $21,554,354)		21,561,553
Total Investments in Securities (Cost: $1,124,018,821)		1,123,366,583
Other Assets & Liabilities, Net		(85,911,125)
Net Assets		1,037,455,458

Columbia Short Term Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2020 (Unaudited)
At June 30, 2020, securities and/or cash totaling $592,750 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	685	09/2020	USD	151,267,266	30,929	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(425)	09/2020	USD	(53,440,430)	—	(116,976)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $669,373,477, which represents 64.52% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $107,080, which represents 0.01% of total net assets.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $250,793, which represents 0.02% of total net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	40,507,850	138,051,571	(157,008,301)	10,433	21,561,553	19,718	42,494	21,561,553
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Short Term Bond Fund | Quarterly Report 2020